Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets
18.	INTANGIBLE ASSETS

Concession intangible assets

In accordance with IFRIC 12, the portion of the distribution infrastructure that will be amortized during the concession period, comprising of the distribution assets, net of the interests held by customers (‘Special Obligations’), is reported as an intangible asset.

The amortization reflects the pattern in which future economic benefits of the asset are expected to be consumed by the Company. The consumption pattern of the assets are related to the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the regulator to determine the basis for measuring the tariff for rendering the services of the concession.

a)	Composition of the balance at December 31, 2017 and 2016

	2017			2016
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	12	(2)	10	12	(2)	10
Paid concession	19	(11)	8	19	(10)	9
Assets of concession	17,837	(7,402)	10,435	16,288	(7,040)	9,248
Others	82	(65)	17	77	(59)	18

	17,950	(7,480)	10,470	16,396	(7,111)	9,285
In progress	686	—	686	1,535	—	1,535

Net intangible assets	18,636	(7,480)	11,156	17,931	(7,111)	10,820

b)	Changes in Intangible assets

	2016	Addition	Disposals	Amortization	Transfer (1)	2017
In service
Useful life defined
Temporary easements	10	—	—	—	—	10
Paid concession	9	—	—	(1)	—	8
Assets of concession	9,248	—	(11)	(638)	1,836	10,435
Others	18	—	—	(7)	6	17

	9,285	—	(11)	(646)	1,842	10,470
In progress	1,535	1,105	(8)	—	(1,946)	686

Net intangible assets	10,820	1,105	(19)	(646)	(104)	11,156

(1)	The residual balance of the transfers refers to the balances transferred to Financial assets.

	2015	Addition	Special obligations – write-down (1)	Disposals	Amortization	Transfer (2)	2016
In service
Useful life defined
Temporary easements	10	—	—	—	—	—	10
Paid concession	9	—	—	—		—	9
Assets of concession	8,967	6	98	(32)	(595)	804	9,248
Others	14	—	—	—	(4)	8	18

	9,000	6	98	(32)	(599)	812	9,285
In progress	1,275	1,157	—	(8)	—	(889)	1,535

Net intangible assets	10,275	1,163	98	(40)	(599)	(77)	10,820

(1)	The write-down of a Special Obligation arises from signature of a Debt Recognition Contract by Eletrobras, in the amount of R$ 98, for restitution of amounts calculated in the final settlement of Financing and Subsidy Contracts for the Luz Para Todos (‘Light for All’) program, with funds from the CDE account, and return of funds related to the Global Reversion Reserve (RGR).
(2)	The residual balance of the transfers refers to the balances transferred to Financial assets.

	2014	Additions	Transfer of assets to Aliança Geração de Energia	Disposals	Amortization	Transfer from Financial to Intangible on renewal of concessions(*)	Transfers	2015
In service
Useful life defined
Temporary easements	12	—	(2)	—	—	—	—	10
Paid concession	24	—	(13)	—	(2)	—	—	9
Assets of concession	2,223	8	—	(21)	(512)	7,162	107	8,967
Other	17	—	1	—	(5)	—	1	14

	2,276	8	(14)	(21)	(519)	7,162	108	9,000
In progress	1,103	1,108	—	(17)	—	—	(919)	1,275

Net intangible assets	3,379	1,116	(14)	(38)	(519)	7,162	(811)	10,275

(*)	See comments in Note 15.

The intangible asset Easements, onerous concessions, assets of concession, and Others, are amortizable by the straight-line method and taking into account the consumption pattern of these rights. The Company have not identified any evidence of impairment of its intangible assets. The Company has no intangible assets with non-defined useful life. The amount of additions in 2017, R$ 1,143 , includes R$ 71 (R$ 142 in 2016 and R$159 in 2015) of capitalized borrowing costs, as presented in Note 21.

The annual average amortization rate is 3.85%. The main amortization reflect the expected pattern of their consumption as follows:

Under the regulations of the electricity sector, goods and facilities used in the distribution are linked to these services, and cannot be withdrawn, disposed of, assigned or given in mortgage guarantee without the prior express authorization of the Regulator. Undoing of that link, for assets of an electricity concession requires that the proceeds of the disposal are used for purposes of the concession.

On December 31, 2017 Cemig D has recorded as Intangible assets the gross book value of R$ 2,368 (R$ 2,243 at December 31, 2016) relating to assets fully amortized but still in operation. These assets are not considered as regulatory assets in the determination of the tariffs of Cemig D.